Shareholders' Capital - Additional Information (Details) $ / shares in Units, $ in Thousands							12 Months Ended
	Mar. 04, 2026 $ / shares	Dec. 15, 2025 $ / shares	Sep. 15, 2025 $ / shares	Jun. 24, 2025 shares	Jun. 13, 2025 $ / shares	Mar. 14, 2025 $ / shares	Dec. 31, 2025 CAD ($) vote $ / shares shares	Dec. 31, 2024 CAD ($) $ / shares shares	Jun. 18, 2025 shares	Dec. 31, 2023 shares
Repurchase of common shares | $							$ 29,420	$ 222,200
Common share repurchases | $							(28,900)
Shareholders’ capital related liability | $							$ (500)	$ (4,300)
Shares repurchased and cancelled, average price (in dollars per share) | $ / shares							$ 3.55
Dividends declared (in dollars per share) | $ / shares		$ 0.0225	$ 0.0225		$ 0.0225	$ 0.0225
Dividend Declared
Dividends declared (in dollars per share) | $ / shares	$ 0.0225
Shareholders’ capital
Shares authorized for repurchase and cancellation (in shares)				66,200,000
Number of shares authorized for repurchase as percentage of public float (in shares)				10.00%
Number of shares outstanding							765,568,000	773,590,000	768,300,000	821,681,000
Repurchase of common shares | $								$ 217,900
Common shares repurchased and cancelled (in shares)							8,134,000	48,363,000
Shares repurchased and cancelled, average price (in dollars per share) | $ / shares								$ 4.50
Preference shares
Preferred shares without nominal or par value (in shares)							10,000,000.0
Issued on corporate acquisition (in shares)							0
Ordinary shares
Voting rights, votes per share | vote							1